GENERAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Aug. 20, 2011	Jun. 17, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GENERAL [Abstract]
Right to purchase, number of shares	5,273,274
Net proceeds from issuance of common stock	$ 16,000			$ 16,228
Issuance of share capital, net, shares		150,000
Private placement, price per share, initial price		$ 3.04
Private placement, price per share, closing price		$ 3.05